Property, Plant and Equipment - Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Cost	$ 119,484	$ 122,513
Less: Accumulated depreciation	48,564	46,083
Property, plant and equipment, net	70,920	76,430
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	34,217	34,566
Less: Accumulated depreciation	0	0
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	29,195	30,851
Less: Accumulated depreciation	11,021	10,380
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	39,345	39,678
Less: Accumulated depreciation	26,338	24,808
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	1,449	1,710
Less: Accumulated depreciation	1,009	1,333
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	2,942	2,736
Less: Accumulated depreciation	2,064	2,000
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	12,336	12,972
Less: Accumulated depreciation	$ 8,132	$ 7,562